Pre-Tax Gains on Securitizations and Certain Cash Flows Received from Customers and Paid to QSPEs for Sales of Performing Loans (Detail) (Performing) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Nontransferor Sponsor with Variable Interest USD ($)	Mar. 31, 2011 Nontransferor Sponsor with Variable Interest INR	Mar. 31, 2010 Nontransferor Sponsor with Variable Interest INR	Mar. 31, 2009 Nontransferor Sponsor with Variable Interest INR
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Sale price of new securitizations/transfer				23,355.1
Less: Book value of finance receivables derecognized				22,154.0
Less: Estimated costs of servicing				18.2
Pre-tax gains (loss) on securitizations/transfer				1,182.9
Cash flow information
Collections against securitized receivables/transfers	158.3	7,048.6	9,967.8	6,201.2
Cash flows on retained interests	8.8	394.0	41.5	41.9
Payments made					$ 146.9	6,543.9	9,515.3	5,843.1